Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans [Abstract]
Defined contribution plan employer matching contribution percent of match	50.00%
Defined contribution plan employer matching contribution percent	6.00%
Defined contribution plan maximum annual contributions per employee percent	75.00%
Defined contribution plan cost recognized	$ 2.9	$ 3.4	$ 2.0